Redeemable Convertible Preferred Stock and Redeemable Common Stock	9 Months Ended
Sep. 30, 2012
Redeemable Convertible Preferred Stock and Redeemable Common Stock [Abstract]
Redeemable convertible preferred stock and redeemable common stock

14. Redeemable Convertible Preferred Stock and Redeemable Common Stock

In August 2008, the Company sold 427,985 shares of redeemable convertible preferred stock. Upon completion of its IPO in February 2012, these shares were converted to common stock. Refer to Note 2 for additional information.

During 2008, the Company executed an Investors’ Rights Agreement with certain investors that supplements the Stock Purchase Agreement executed in 2005. The Investors’ Rights Agreement provides the investors certain rights, including the right to require the Company to redeem the 3,189,648 shares of common stock owned by the investor at the then current fair market value. Upon completion of its IPO in February 2012, these redemption rights expired and the shares of redeemable common stock were converted into common stock.